Organization and Principal Activities	12 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Bit Brother Ltd. (formerly known as Urban Tea, Inc. or Delta Technology Holdings Limited) (“BTB” or the “the Company”) is a holding company that was incorporated on November 28, 2011, under the laws of the British Virgin Islands (“BVI”).

On May 20, 2021, the Company received the stamped Certificate of Change of Name from the British Virgin Islands Registrar of Corporate Affairs dated May 20, 2021 pursuant to which the Company’s name has been changed from “Urban Tea, Inc.” to “Bit Brother Limited.” (the “second Name Change”). In addition to the second Name Change, the Company effectuated a change of its ticker symbol from “MYT” to “BTB,” (the “Symbol Change”) on June 16, 2021. As a result of the second Name Change and the Symbol Change, the Company’s CUSIP number changed to G1144D109.

On August 26, 2020, the Company’s board of directors approved a 1 for 10 reverse split of its ordinary shares. On December 12, 2022, the Company’s board of directors approved a 1 for 15 reverse split of its ordinary shares.

Contractual Agreements between Wholly Foreign Owned Enterprises (WFOEs) and Hunan MYT, 39Pu and Hunan BTB

On November 19, 2018, Mingyuntang (Shanghai) Tea Co., Ltd.(“Shangai MYT”), a wholly owned subsidiary of the Company incorporated in the PRC, entered into a series of variable interest entity (“VIE”) agreements with Hunan Mingyuntang Brand Management Company (“Hunan MYT”) and its shareholder Peng Fang. The VIE Agreements are designed to provide Shanghai MYT with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of Hunan MYT, including absolute control rights and the rights to the management, operations, assets, property and revenue of Hunan MYT. The purpose of the VIE Agreements is solely to give Shanghai MYT the exclusive control over Hunan MYT’s management and operations. Hunan MYT commenced the operation in December 2018, which was engaged in specialty tea product distribution and retail business by provision of high-quality tea beverages in its tea shop chain.

On October 2, 2019, Shanghai MYT entered into a series of variable interest entity agreements (“39Pu VIE Agreements”) with 39Pu and three shareholders who collectively owned 51% equity interest in 39Pu. The 39Pu VIE Agreements are designed to provide Shanghai MYT with the power, rights and obligations equivalent in all material respects to those it would possess as the controlling equity holder of 39Pu, including absolute control rights and the rights to the management, operations, assets, property and revenue of 39Pu. The purpose of the 39Pu VIE Agreements is solely to give Shanghai MYT the exclusive control over 39Pu’s management and operations. In exchange for the controlling interest in 39Pu, the Company is obliged to pay a cash consideration of $2.4 million and a share consideration of 1,000,000 ordinary shares of the Company, no par value (“Ordinary Shares”). In addition, a contingent cash consideration of $0.6 million and share consideration of 400,000 Ordinary Shares will be delivered to the three shareholders according to the earn-out payment based on the financial performance of 39Pu in its next fiscal year. On October 17 and 28, 2019, the Company paid share consideration of 10,000,000 Ordinary Shares and the cash consideration of $2.4 million, respectively. On January 12, 2021, 39Pu met its financial performance and the Company paid cashless consideration of 700,000 Ordinary Shares.

On May 13, 2021, Qingdao Ether Continent Digital Technology Co., Ltd. (“Qingdao ECDT”), a wholly owned subsidiary of the Company incorporated in the PRC, entered into a series of variable interest entity agreements (“BTB VIE Agreements”) with Hunan Bit Brother Holding Limited (“BTB Hunan”) and Hunan Bit Brothers Digital Technology Co., Ltd (“BTB Hunan Digital”) and all of their shareholders. The BTB VIE Agreements are designed to provide BTB Qingdao with the power, rights and obligations equivalent in all material respects to those it would possess as the controlling equity holder of both BTB Hunan and BTB Hunan Digital, including absolute control rights and the rights to the management, operations, assets, property and revenue of both BTB Hunan and BTB Hunan Digital. The purpose of the both BTB Hunan and BTB Hunan Digital VIE Agreements is solely to give BTB Qingdao the exclusive control over both BTB Hunan and BTB Hunan Digital’s management and operations.

Setup new subsidiaries

On April 21, 2021, Bit Brother NY acquired a wholly owned subsidiary, Futureway International Management Limited (“BTB HK”) in Hong Kong. On May 25, 2021 and November 1, 2021, BTB HK formed Hunan Bit Brother Investment Limitded (“BTB Investment”) and Suzhou BTBox Technology Co., Ltd.,(“BTBox”) both are wholly owned subsidiaries in the PRC.

During the year ended June 30, 2022, Futureway Investment setup Hunan Yi Tai Continental Holding Group Co., Ltd. (“Hunan Yi Tai”), Hunan Box Technology Co., Ltd. (“Hunan Box”), and Hunan Mobile Box Technology Co., Ltd.(“Hunan MBox”) in the PRC, over which Futureway Investment owned equity interest of 100%, 99% and 100%, respectively.

BTB Hunan, BTB Hunan Digital and BTB HK and its subsidiaries shall conduct the Company’s planned business including but not limited to global digital asset mine distribution, HashRate leasing, global digital asset cross-regional payment and settlement system, digital asset mining pool building and running, digital asset deposit and loan, non-homogeneous tokens, and digital asset exchange services.

Disposition of 39Pu

On August 3, 2022, the Company and Guangzhou Baogu Trading Co., Ltd. (the “Purchaser”) entered into certain share purchase agreements (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase 51% of the issued and outstanding shares of Hunan 39 Pu Tea Co., Ltd., a PRC limited company (“39 Pu”), which is controlled by the Company through a series of contractual agreements (the “VIE Agreements”), in exchange for cash consideration of RMB 8 million (the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Purchaser will become the majority shareholder of 39 Pu and as a result, assume all assets and liabilities of 39 Pu. The Disposition closed on August 4, 2022.

In accordance with ASC 205-20, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. The disposition of 39Pu met the criteria in paragraph 205-20-45-1E and was reported as a discontinued operation (Note 4).

As of June 30, 2022, the Company had two operating and reportable segments, namely 1) retail business by provision of high-quality tea beverages in its tea shop chain business, and 2) planned blockchain business expected to start operation in the year ended June 30, 2023.

Going forward, the Company has set business strategy to transform itself and foster a full cycle of life and business ecosystem aimed at enhancing quality of life, evolving into a platform that serves multiple functions. The Company changed its ticker from BTB to BETS on September 7, 2023; renamed Bit Brother Ltd. to Better Business Ltd starting to incubate small & median size brands, this platform will incorporate but not limited to:

-Management of beverages from various brands. Alongside MYT, we have integrated a coffee shop brands known as “One Coffee” and “拾光 ” (Hour Coffee) and a steam boat brand “牛鲜生”(Niu Sheng Xian) as of the reporting date. The Company will generate revenues by charging one-time up-front franchise fee and a certain percentage of commission revenue based on franchisee’s total revenue.

-Digital POS (Point of Sales) technology dubbed “掌控数智（Palm Control）”. The Company intends to supply POS to every shop owner within and beyond our ecosystem to facilitate payment convenience for business. The Company will generate revenues by selling hardware, software by SAAS (Software as a service) and charging service fee by customizing client’s system

-A non-surgical aesthetic medical service via a chain called “医小美 (Easy May)”. Easy May offers minimally invasive diagnostics and treatments, crucially without surgical incisions, significantly minimizing intrusion into human tissues. The Company will generate revenue by charging one-time and up-front franchise fee and a certain percentage of commission revenue based on franchisee’s total revenue.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
BTB	November 28, 2011	BVI	Parent	Investment holding
Wholly owned subsidiaries of BTB
Bit Brother New York Inc. (“BTB NY”)	May 22, 2018	USA	100% owned by BTB	Investment holding
Bitmine Inc. (“Bitmine”)	November 29, 2021	USA	100% owned by BTB	Blockchain business
NTH Holdings Limited (“MYT BVI”)	August 28, 2018	BVI	100% owned by BTB	Investment holding
BTB Limited (“BTB HK”)	July 10, 2020	Hong Kong	100% owned by BTB NY	Investment holding
Tea Language Group Limited (“MYT HK”)	September 11, 2018	Hong Kong	100% owned by MYT BVI	Investment holding
Suzhou BTBOX Technology Co., Ltd.(“BTBox”)	November 1, 2021	PRC	100% owned by BTB HK	Blockchain business
Hunan Bit Brothers Investment Co., Ltd. (“BTB Investment”)	May 25, 2021	PRC	100% owned by BTB HK	Blockchain business
Hunan Yi Tai Continental Holding Group Co. Ltd. (“Hunan Yitai”)	December 20, 2021	PRC	100% owned by BTB Investment	Blockchain business
Qinddao BitBrother International Trading Co., Ltd. (“BTB Trading”)	December 7, 2022	PRC	100% owned by BTB Investment	Trading
Hunan Yitai Continental Digital Technology Co., Ltd. (“Hunan Yi Tai Digital”)	December 30, 2021	PRC	100% owned by Hunan Yitai	Blockchain business
Mingyuntang(Shanghai) Tea Co., Ltd. (“Shanghai MYT”)	October 19, 2019	PRC	100% owned by MYT HK	Investment holding
Qingdao Ether Continent Digital Technology Co., Ltd. (“Qingdao ECDT”)	March 22, 2021	PRC	100% owned by MYT HK	Investment holding
Shenzhenshi Bit Brother Investment Co., Ltd. (SZ BTB)	17-Nov-22	PRC	100% owned by BTB HK	Investment holding
DongFangYaGuang (Shenzhen) Food & Beverage Management Co., Ltd.(DongFangYaYuan)	18-Apr-23	PRC	100% owned by SZ BTB	Food & beverage management
Damochaoka (Shenzhen) Commercial Management Co., Ltd.(Damochaoka)	24-May-23	PRC	70% owned by SZ BTB	Food & beverage management
Shenzhen Palm Control Intelligence Co., Ltd.. (SZ Palm Control)	16-Mar-23	PRC	70% owned by SZ BTB	Information technology consultancy
BiGeHaiSi (Shenzhen) Health Management Co., Ltd. (Bigehaisi)	6-Apr-23	PRC	100% owned by SZ BTB	Investment holding
Botewei (Shenzhen) Technology Co., Ltd. (Botewei)	14-Apr-23	PRC	100% owned by BiGeHaiSi	Selling of medical devices in class one and leasing of medical devices in class one.
Easy May(Shenzhen) Commercial Management Co., Ltd.(“Easy May”)	12-May-23	PRC	70% owned by 比格海思	Invasive diagnostics and treatment
VIE
Hunan bit Brothers Holdings(“BTB Hunan”)	May 13, 2021	PRC	VIE	Blockchain business
Hunan Ming Yun TangBrand Management Co., Ltd. (“Hunan MYT”)	October 17, 2018	PRC	VIE	Provision of high-quality tea beverages in its tea shop chain
39Pu*	April 14, 2011	PRC	VIE	Dark tea distribution
VIEs’ Subsidiaries
Hunan Bit Brothers Digital Technology Co., Ltd, (“BTB Hunan Digital”)	May 20, 2021	PRC	100% owned by BTB Hunan	Blockchain business
Changsha Kaidian Daren Food Trading Co., Ltd. (“Kaidiandaren”)	May 27, 2014	PRC	51% owned by Hunan MYT	Provision of high-quality tea beverages in its tea shop chain
Hunan Chuangyeying Brand Management Co., Ltd. (“Chuangyeying”)	December 13, 2013	PRC	51% owned by Hunan MYT	Provision of high-quality tea beverages in its tea shop chain

*	On August 4, 2022, the Company closed termination of VIE agreements with 51% equity owners of 39Pu. According to ASC 205-20, 39Pu was presented as a discontinued operation in the consolidated financial statements.

●	Company closed the operation of Hunan Box Technology Co., Ltd. on June 15, 2023.

●	Company closed the operation of Hunan Mobil Box Technology Co., Ltd. on May 9, 2023.

●	Company closed the operation of Qingdao BitBrother International Trading Co., Ltd. on July 25, 2023